S000019579 [Member] Performance Management - World Selection Index Fund	Mar. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing: (A) changes in the performance of the Fund from year to year and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests), in that order.
The returns shown for periods ended prior to July 30, 2020 are those of the Shares Class shares of the Fund at net asset value. Effective July 30, 2020, Shares Class shares of the Fund were converted into new Class K shares and Class I shares of the Fund. Class K and Class I shares’ returns of the Fund will be different from the returns of the Shares Class shares’ returns of the Fund as they have different expenses.
The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund is available and may be obtained on the Fund’s website at northerntrust.com/funds or by calling 800-595-9111.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing: (A) changes in the performance of the Fund from year to year and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests), in that order.
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURN (CLASS K SHARES)*
Bar Chart Closing [Text Block]
* Year to date total return for the six months ended June 30, 2025 was 8.59%. For the period shown in the bar chart above, the highest quarterly return was 18.63% in the second quarter of 2020, and the lowest quarterly return was (19.60)% in the first quarter of 2020.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class K shares. After-tax returns for other classes will vary.
In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of Fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.

Performance Table Market Index Changed	Effective February 3, 2025, the MSCI World ESG Leaders Index changed its name to the MSCI World Selection Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of Fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class K shares. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	northerntrust.com/funds
Performance Availability Phone [Text]	800-595-9111
Class K
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to date total return
Bar Chart, Year to Date Return	8.59%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	18.63%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(19.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020